RELATED PARTY TRANSACTIONS AND BALANCES (Short-Term Borrowings) (Details) (CEEG (Nanjing) Semiconductor Co., Ltd. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Opening balance
Borrowings	(116,935,560)
Repayment	107,389,800
Closing balance	$ (9,545,760)